MFS(r) Government Markets Income Trust

P.O. Box 43078
Providence, RI 02940-3078
Notice to shareholders  -  Source of distribution


Distribution period   	June 2018

Distribution amount per share   	$ 0.02913


The following table sets forth the estimated amounts of
the current distribution and the cumulative
distributions paid this fiscal year to date from the
following sources: net investment income, net realized
short-term capital gains, net realized long-term capital
gains and return of capital or other capital source. The
fund's fiscal year begins each December 1st.  All
amounts are expressed per common share.
						Total
cumulative distributions for the fiscal year to date
	% Breakdown of the total cumulative
distributions for the fiscal year to date
		Current distribution	% Breakdown
of current distribution

Net Investment Income	$ 0.01042	36%	        $
0.07347	35%
Net Realized ST Cap Gains	   0.00000	0%
0.00000	0%
Net Realized LT Cap Gains	 0.00000	0%
0.00000	0%


Return of Capital or
Other Capital Source	 0.01871	64%
	0.13623	65%
Total (per common share)	$ 0.02913	100%
$ 0.20970	100%


Average annual total return (in relation to NAV) for the
five years ended 05-31-2018			1.77%
Annualized current distribution rate expressed as a
percentage of month end NAV as of 05-31-2018	7.22%


Cumulative total return (in relation to NAV) for the fiscal year through 05-31-2018
	-0.97%

Cumulative fiscal year distributions as a percentage of
NAV as of 05-31-2018				4.33%



You should not draw any conclusions about the fund's investment performance from the amount of this distribution or from the terms of the fund's managed distribution plan.

The fund estimates that it has distributed more than its income and capital gains; therefore, a portion of your distribution may be a return of capital. A return of capital may occur, for example, when some or all of the money that you invested in the fund is paid back to you.
A return of capital distribution does not necessarily reflect the fund's investment performance and should not be confused with "yield" or "income."

The amounts and sources of distributions reported in this notice are only estimates and are not being provided for tax-reporting purposes. The actual amounts and sources of the amounts for tax-reporting purposes will depend upon the fund's investment experience during the remainder of its fiscal year and may be subject to changes based on tax regulations.
The fund will send you a Form 1099-DIV for the calendar year that will tell you how to report these distributions for federal income tax purposes.

If you have any questions regarding this information, please call our fund service department at 1-800-637-
2304 any business day from 9 a.m. to 5 p.m. Eastern time.



Information Classification: Limited Access

Information Classification: Limited Access